Schedule II Valuation of Qualifying Accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2014	Nov. 30, 2013	Nov. 30, 2012
Allowance for doubtful accounts
Description
Balance at Beginning of Period	$ 30
Additions Charged to Costs & Expenses	87		$ 0
Charged to Other Accounts		$ 30
Deductions	(39)	0	0
Balance at End of Period	78	30
Allowance for customer credits
Description
Balance at Beginning of Period	2,020	21	8
Additions Charged to Costs & Expenses	17,314	1,807	13
Charged to Other Accounts		1,304
Deductions	(13,440)	(1,112)	0
Balance at End of Period	5,894	2,020	$ 21
Allowances for inventories
Description
Balance at Beginning of Period	594
Charged to Other Accounts		595
Deductions	(4)	(1)
Balance at End of Period	$ 590	$ 594